Financing	9 Months Ended
Sep. 30, 2015
Financing [Abstract]
Financing

9. Financing

Public Offering

On March 10, 2015, the Company entered into an Underwriting Agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (“Aegis”), as representative of the several underwriters named therein (the “Underwriters”), providing for the offer and sale in a firm commitment underwritten public offering (the “Offering”) of 1,640,000 shares of the Company's common stock, and 246,000 additional shares of common stock to cover over-allotments, at an offering price of $6.50 per share. The net proceeds to the Company from the Offering and subsequent over-allotment were approximately $11.1 million, after deducting underwriting discounts, commissions, and other third-party offering expenses. The Underwriting Agreement contains customary representations, warranties, and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), other obligations of the parties and termination provisions.